Related Party Transactions and Direction and Coordination Activity - Additional Information (Detail) - EUR (€)		12 Months Ended
	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 14, 2015
Disclosure of joint ventures [line items]
Shareholder loan to joint venture					€ 500,000,000
Amount used to cover loan losses		€ 6,000,000
Amount written down		11,000,000
Total remuneration to key managers		37,000,000	€ 36,100,000	€ 13,900,000
Total provision for key managers			3,600,000
Total amount assigned for key managers	€ 1,450,000	1,000,000	9,100,000	€ 2,500,000
Ordinary shares, amount	1,160,000
Ordinary shares	€ 1,487,178
2014/2016 Stock Option Plan [Member]
Disclosure of joint ventures [line items]
Reversal of accruals			3,700,000
TIM S.p.A. [member]
Disclosure of joint ventures [line items]
Issued guarantees		1,000,000
Key managers [member]
Disclosure of joint ventures [line items]
Contributions paid in to defined contribution plans		97,000	95,000
Alfiere SPA [member]
Disclosure of joint ventures [line items]
Shareholder loan to joint venture		€ 5,000,000	€ 12,000,000